UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

California Tax-Free Bond Fund

Investor Class (PRXCX)

This annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - Investor Class	$60	0.59%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection of local general obligation bonds and in the revenue sector also detracted, largely due to selection decisions in the lease/appropriation, education, and airport sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California State income taxes by investing primarily in investment-grade California municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to airports, prepaid gas, and health care bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,193	10,133
2016	10,385	10,314
2016	9,770	9,776
2017	9,988	10,025
2017	10,245	10,281
2017	10,379	10,405
2017	10,333	10,322
2018	10,286	10,276
2018	10,411	10,395
2018	10,466	10,456
2018	10,398	10,439
2019	10,618	10,701
2019	10,985	11,061
2019	11,294	11,368
2019	11,250	11,325
2020	11,608	11,713
2020	11,138	11,501
2020	11,460	11,736
2020	11,675	11,879
2021	11,701	11,837
2021	11,966	12,046
2021	12,081	12,134
2021	12,084	12,114
2022	11,716	11,759
2022	11,137	11,227
2022	10,977	11,087
2022	10,976	11,067
2023	11,048	11,159
2023	11,176	11,282
2023	11,200	11,276
2023	11,421	11,541
2024	11,739	11,764
2024	11,664	11,584
2024	12,046	11,962
2024	12,231	12,110
2025	12,187	12,112
2025	11,760	11,819
2025	11,820	11,971
2025	12,415	12,429
2026	12,652	12,713

202501-4140694, 202603-5315073

F80-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
California Tax-Free Bond Fund (Investor Class)	3.82%	1.57%	2.38%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$785,636
  Number of Portfolio Holdings384
  Investment Advisory Fees Paid (000s)$2,864
  Portfolio Turnover Rate23.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
California	94.9%
Puerto Rico	3.9
Other	1.2

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	13.9
General Obligations - Local	11.4
Housing	11.0
Education	10.4
Special Tax	4.8
Leasing	3.8
General Obligations - State	2.3
Water & Sewer	0.8
Other	21.5

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price California Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price California Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

California Tax-Free Bond Fund

Investor Class (PRXCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

California Tax-Free Bond Fund

I Class (TCFEX)

This annual shareholder report contains important information about California Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Tax-Free Bond Fund - I Class	$45	0.44%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s average overweight duration profile contributed to performance over the period as yields declined across portions of the municipal yield curve. The portfolio’s implied volatility positioning further boosted performance as realized volatility came in below implied levels.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection of local general obligation bonds and in the revenue sector also detracted, largely due to selection decisions in the lease/appropriation, education, and airport sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California State income taxes by investing primarily in investment-grade California municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to airports, prepaid gas, and health care bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	508,105	508,506
11/30/17	505,571	504,440
2/28/18	503,847	502,206
5/31/18	509,636	508,013
8/31/18	512,471	510,989
11/30/18	509,729	510,139
2/28/19	520,675	522,934
5/31/19	538,795	540,548
8/31/19	553,627	555,543
11/30/19	551,571	553,458
2/29/20	569,298	572,410
5/31/20	546,357	562,052
8/31/20	562,285	573,518
11/30/20	572,969	580,547
2/28/21	574,394	578,467
5/31/21	587,598	588,667
8/31/21	593,373	592,995
11/30/21	593,683	591,991
2/28/22	576,261	574,649
5/31/22	547,470	548,673
8/31/22	539,820	541,805
11/30/22	539,918	540,844
2/28/23	543,632	545,356
5/31/23	550,666	551,363
8/31/23	551,496	551,041
11/30/23	563,097	564,005
2/29/24	578,445	574,904
5/31/24	574,922	566,100
8/31/24	593,991	584,591
11/30/24	603,314	591,810
2/28/25	601,350	591,928
5/31/25	580,513	577,579
8/31/25	584,232	585,042
11/30/25	613,870	607,405
2/28/26	625,227	621,305

202501-4140694, 202603-5315073

F1096-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
California Tax-Free Bond Fund (I Class)	3.97%	1.71%	2.62%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$785,636
  Number of Portfolio Holdings384
  Investment Advisory Fees Paid (000s)$2,864
  Portfolio Turnover Rate23.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
California	94.9%
Puerto Rico	3.9
Other	1.2

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	13.9
General Obligations - Local	11.4
Housing	11.0
Education	10.4
Special Tax	4.8
Leasing	3.8
General Obligations - State	2.3
Water & Sewer	0.8
Other	21.5

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price California Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price California Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

California Tax-Free Bond Fund

I Class (TCFEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free
Bond Fund
TCFEX California Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10.88 $ 10.83 $ 10.52 $ 11.49 $ 11.80
Investment activities
Net investment income
(1)(2)
0.38 0.36 0.34 0.31 0.30
Net realized and unrealized
gain/loss 0.02 0.05 0.31 (0.97) (0.27)
Total from investment
activities 0.40 0.41 0.65 (0.66) 0.03
Distributions
Net investment income (0.37) (0.36) (0.34) (0.30) (0.30)
Net realized gain — — — (0.01) (0.04)
Total distributions (0.37) (0.36) (0.34) (0.31) (0.34)
NET ASSET VALUE
End of period $ 10.91 $ 10.88 $ 10.83 $ 10.52 $ 11.49
Ratios/Supplemental Data
Total return
(2)(3)
3.82% 3.81% 6.26% (5.71)% 0.13%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.59% 0.58% 0.57% 0.58% 0.53%
Net expenses after waivers/
payments by Price Associates 0.59% 0.58% 0.57% 0.58% 0.53%
Net investment income 3.54% 3.30% 3.21% 2.87% 2.48%
Portfolio turnover rate 23.9% 16.5% 12.0% 28.3% 8.3%
Net assets, end of period (in
thousands) $412,584 $405,357 $382,476 $349,156 $455,003
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 10.87 $ 10.82 $ 10.51 $ 11.49 $ 11.79
Investment activities
Net investment income
(1)(2)
0.39 0.37 0.35 0.32 0.31
Net realized and unrealized
gain/loss 0.02 0.05 0.31 (0.97) (0.26)
Total from investment
activities 0.41 0.42 0.66 (0.65) 0.05
Distributions
Net investment income (0.38) (0.37) (0.35) (0.32) (0.31)
Net realized gain — — — (0.01) (0.04)
Total distributions (0.38) (0.37) (0.35) (0.33) (0.35)
NET ASSET VALUE
End of period $ 10.90 $ 10.87 $ 10.82 $ 10.51 $ 11.49
Ratios/Supplemental Data
Total return
(2)(3)
3.97% 3.96% 6.40% (5.66)% 0.33%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.45% 0.44% 0.44% 0.45% 0.43%
Net expenses after
waivers/payments by Price
Associates 0.44% 0.44% 0.44% 0.44% 0.43%
Net investment income 3.69% 3.44% 3.35% 3.01% 2.59%
Portfolio turnover rate 23.9% 16.5% 12.0% 28.3% 8.3%
Net assets, end of period (in
thousands) $373,052 $386,471 $361,111 $310,843 $245,613
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
CALIFORNIA  94.9%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,058
Bay Area Toll Auth., Series A, VRDN, 1.25%, 4/1/55  4,110 4,110
Bay Area Toll Auth., Series B, VRDN, 1.40%, 4/1/55  3,800 3,800
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 3,785
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 3,951
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,412
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,285
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,851
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,485
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 10/1/56 (Tender 5/1/35)  4,000 4,480
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,800 4,176
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,233
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,948
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,235
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,875 9,900
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,879
California Community Housing Agency, Series A-1, 3.00%,
2/1/57 (4) 1,500 1,041
California County Tobacco Securitization Agency, Series A,
5.00%, 6/1/47  2,000 1,914
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  65 65
California EFA, Stan ford University, 2.25%, 4/1/51  4,500 2,944
California EFA, Series A, 4.00%, 12/1/39  1,245 1,243
California EFA, Series A, 5.00%, 12/1/34  1,000 1,044
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35
400
425
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 437
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  950 993

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,034
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 563
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,502
California HFFA, Adventist Health System, VRDN, 1.40%,
3/1/41  3,400 3,400
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  11,675 8,778
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,504
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  4,000 3,822
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 563
California HFFA, EL Camino Health, Series C, VRDN, 1.25%,
2/1/55  2,800 2,800
California HFFA, Kaiser Permanente, Series A-2, 4.00%,
11/1/44 (2) 5,535 5,442
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  8,000 9,002
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,412
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 2,032
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,071
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,273 1,341
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,508 2,611
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,263 2,405
California Housing Fin. Agency, Series A, 4.75%, 8/1/45  4,000 4,175
California Housing Fin. Agency, Series A, 4.95%, 8/1/50  4,000 4,111
California Housing Fin. Agency, Series B, 4.35%, 2/1/43  4,000 4,055
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,398
California Infrastructure & Economic Dev. Bank, 5.00%, 5/15/44  2,000 2,231
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,587
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  4,080 4,201
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,160
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 1,026
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.58%, 12/1/50 (Tender 6/1/26)  1,175 1,173

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 5,104
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.326%, 11/20/40  2,793 2,835
California Municipal Fin. Auth., Series 2026-1, Class A1, 4.05%,
7/20/41 (5) 1,650 1,668
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (4) 600 601
California Municipal Fin. Auth., Baptist Univ., Series A, 5.375%,
11/1/45 (4) 775 804
California Municipal Fin. Auth., Baptist Univ., Series A, 5.625%,
11/1/54 (4) 500 513
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 300
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,830
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,928
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 621
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,835
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,638
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  2,865 2,960
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  105 104
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 287
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 371
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 276
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,216
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,103
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 2,680 2,705
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,906
California Municipal Fin. Auth., County of Placer - Placer One,
5.25%, 9/1/45  3,000 3,141
California Municipal Fin. Auth., County of Placer - Placer One,
Series B, 5.125%, 9/1/55  300 299

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,023
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,599
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 376
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 324
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 400 402
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 905
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 926
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,483
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,638
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,697
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,542
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,591
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,763
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,880
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 847
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 916
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,113
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,052
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,144
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,034
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 391
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 365
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,089

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 867
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,216
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,957
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,900 6,183
California Municipal Fin. Auth., The Learning Choice Academy,
Series A, 5.50%, 7/1/65  1,500 1,423
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45  1,450 1,465
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,064
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  4,190 4,364
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,048
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 985 935
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 912
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 894
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 505
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 504
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,780 1,791
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,502
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,773
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 4,150 4,188
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 1,959
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 564
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 982
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,109
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,854
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 2,150 2,128
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 695
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 2,014
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,413
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,105
California Statewide CDA, 4.75%, 9/2/55  1,000 992

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, 5.00%, 9/2/40  1,055 1,106
California Statewide CDA, 5.375%, 9/2/52  1,990 2,046
California Statewide CDA, Series A, 4.75%, 9/2/40  1,280 1,355
California Statewide CDA, Series B, 5.00%, 9/2/40  700 758
California Statewide CDA, Series B, 5.00%, 9/2/45  1,405 1,481
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,297
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,563
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,255
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,004
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,002
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,196
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,029
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 2,010
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,481
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 399
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 179
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,755
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,820
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 809
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 951
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,905
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,004
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 390
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 689
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 3,986
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 502
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 4,750 4,835

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 780
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,851
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,023
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  820 843
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,016
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,049
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,110
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 954
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,264
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,019
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,742
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 133
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 160
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 107
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 133
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,659
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,671
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,323
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,919
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,369
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 2,054
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,940 2,697
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,756
Cupertino Union School Dist., Series A, GO, 5.75%, 8/1/45  1,165 1,387

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,671
Del Mar Race Track Auth., 5.00%, 10/1/36  700 702
Eastern Municipal Water District Community Facilities District,
Series 80, 5.00%, 9/1/45  950 981
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/44  1,405 1,578
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/45  1,500 1,663
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  1,890 1,853
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,705
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 186
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 265
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 164
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 167
Fullerton Joint Union High School Dist., Series A, GO, 4.00%,
8/1/47  4,190 4,183
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 2,012
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  40,000 4,265
Inglewood Unified School Dist., Series B, GO, 5.50%, 8/1/44  1,000 1,157
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,641
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,128
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,333
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,297
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 526
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,343
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,433
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,039
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 372
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 441
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 390

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 265
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 36
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (7) 710 758
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,560
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,519
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,669
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,633
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/42  2,000 2,222
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/43  2,000 2,191
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/44  1,025 1,109
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,332
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  3,400 3,561
Los Angeles County Public Works Fin. Auth., Series J, 5.50%,
12/1/54  5,000 5,513
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 759
Los Angeles Dept. of Airports, 5.00%, 5/15/47 (3) 3,580 3,713
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (3) 3,480 3,653
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 5,247
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 523
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/42 (3) 1,250 1,269
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 1,021
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,205
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 955
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,054
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,051
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/35 (3) 1,080 1,275
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,410
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 5,000 5,373
Los Angeles Unified School Dist., Series A-1, GO, 5.00%,
7/1/45  8,250 9,179
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,557
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,083

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Moreno Valley Unified School Dist., Series A, GO, 5.25%,
8/1/41 (2) 1,005 1,187
Moreno Valley Unified School Dist., Series E, GO, 5.25%,
8/1/42 (2) 1,000 1,168
Newport Beach, Series A, 4.125%, 9/2/38  570 590
Newport Beach, Series A, 5.00%, 9/2/43  640 675
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,026
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 6,170 6,195
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,310
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,833
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (1)(6) 380 359
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 250 236
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (1) 3,870 3,655
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(6) 500 472
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 3,024
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/45  500 520
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/50  750 765
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,075
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 591
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,366
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,934
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 512
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,432
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,525
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,043
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 890
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 455
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 533
Pleasanton Unified School Dist., GO, 5.00%, 8/1/45  2,665 2,955

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (3) 1,000 1,148
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (3) 750 861
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (3) 1,000 1,138
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,560
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-2, VRDN, 1.25%, 5/15/32  600 600
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,906
Regents of the Univ. of California Medical Center Pooled
Revenue, Series O-1, VRDN, 1.40%, 5/15/45  2,700 2,700
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 7,883
River Islands PFA, 5.00%, 9/1/55  1,000 996
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,808
Riverside Unified School Dist., 5.00%, 9/1/40  560 591
Riverside Unified School Dist., 5.00%, 9/1/45  1,185 1,232
Sacramento City Unified School Dist., Series C, GO, 5.00%,
8/1/45 (1) 2,700 2,989
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,189
Sacramento County Airport, Series A, 5.25%, 7/1/44 (3) 1,375 1,509
Sacramento County Airport, Series A, 5.25%, 7/1/45 (3) 1,750 1,899
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,290
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,163
Sacramento Metropolitan Fire Dist., Series A, GO, 4.00%,
8/1/52  8,280 7,897
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,305
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,837
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,209
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 1,986
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,767
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,393
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,361
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,229
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,294

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,056
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 629
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 4,675 4,786
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 737
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/43 (3) 1,875 2,091
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/50 (3) 5,445 5,758
San Diego County Regional Airport Auth., Series B, 5.50%,
7/1/55 (3) 3,350 3,603
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 516
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 964
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 772
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,033
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,029
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 354
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 630
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 3,000 3,228
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,916
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/42 (3) 5,000 5,094
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,233
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 5,005
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 4,896
San Francisco City & County Int'l. Airport, Commissions,
Series D, 5.50%, 5/1/55 (3) 5,000 5,379
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(8) 155 159
San Francisco Public Utilities Commission Water Revenue,
Series A, 5.00%, 11/1/42  900 1,050

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,156
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,506
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,127
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 555 555
San Luis Coastal Unified School Dist., Series B, GO, 4.00%,
8/1/54  2,000 1,931
San Marcos Unified School Dist., Series A, GO, 5.00%, 8/1/45  885 980
Santa Barbara Community College Dist., Series A, GO, 6.00%,
8/1/55  5,000 5,810
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/42 (1) 500 571
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/43 (1) 1,285 1,450
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/45 (1) 350 386
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,394
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,504
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,690
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,259
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,624
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,772
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,500 1,502
Univ. of California Regents, Series AL-2, VRDN, 1.25%, 5/15/48  2,500 2,500
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 4,021
Univ. of California Regents, Series CF, 5.00%, 11/15/45 (5) 350 390
Univ. of California Regents, Series CF, 5.00%, 11/15/46 (5) 400 440
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,797
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 902
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 611
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 643
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 335

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 282
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,066
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,047
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,749
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,739
West Sacramento Enhanced Infrastructure Fin. Dist. No. 1,
5.00%, 9/1/40 (1) 800 918
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (1) 440 445
745,746
PUERTO RICO  3.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,576 2,441
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 5,016 3,473
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,661
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 313
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,360
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 300
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 576
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 334
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 923
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,407
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,051
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 17
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 150
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 53

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 204
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 67
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 83
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 50
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 43
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 20
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 53
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 40
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 17
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 164
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 47
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 17
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,465 1,474
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,442
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 979
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,579
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,000 1,002
30,449
Total Municipal Securities (Cost $765,339) 776,195

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,810 1,699
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,285 2,791
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,175) 4,490
Total Investments in Securities
99.4% of Net Assets
(Cost $770,514) $ 780,685
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $57,106 and represents 7.3% of net assets.
(5) When-issued security
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Prerefunded date is used in determining portfolio maturity.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Non-income producing
(11) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $770,514) $ 780,685
Interest receivable 8,462
Receivable for shares sold 570
Receivable for investment securities sold 5
Cash 5
Other assets 20
Total assets 789,747
Liabilities
Payable for investment securities purchased 2,474
Payable for shares redeemed 866
Investment management fees payable 229
Due to affiliates 24
Other liabilities 518
Total liabilities 4,111
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 785,636
Net Assets Consist of:
Total distributable earnings (loss) $ (9,012)
Paid-in capital applicable to 72,043,829 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 794,648
NET ASSETS $ 785,636
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $412,584; Shares outstanding: 37,825,784) $ 10.91
I Class
(Net assets: $373,052; Shares outstanding: 34,218,045) $ 10.90

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 31,228
Expenses
Investment management 2,906
Shareholder servicing
Investor Class $ 611
I Class 59 670
Prospectus and shareholder reports
Investor Class 12
I Class 7 19
Custody and accounting 219
Registration 52
Legal and audit 50
Directors 2
Miscellaneous 17
Waived / paid by Price Associates (42)
Total expenses 3,893
Net investment income 27,335
Realized and Unrealized Gain / Loss –
Net realized loss on securities (5,541)
Change in net unrealized gain / loss on securities 6,493
Net realized and unrealized gain / loss 952
INCREASE IN NET ASSETS FROM OPERATIONS $ 28,287

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 27,335 $ 25,963
Net realized loss (5,541) (2,678)
Change in net unrealized gain / loss 6,493 5,128
Increase in net assets from operations 28,287 28,413
Distributions to shareholders
Net earnings
Investor Class (13,833) (12,758)
I Class (13,101) (12,910)
Decrease in net assets from distributions (26,934) (25,668)
Capital share transactions
*
Shares sold
Investor Class 120,701 103,300
I Class 55,849 91,527
Distributions reinvested
Investor Class 12,387 11,447
I Class 7,761 7,636
Shares redeemed
Investor Class (127,145) (93,132)
I Class (77,098) (75,282)
Increase (decrease) in net assets from capital
share transactions (7,545) 45,496
Net Assets
Increase (decrease) during period (6,192) 48,241
Beginning of period 791,828 743,587
End of period $ 785,636 $ 791,828
*Share information (000s)
Shares sold
Investor Class 11,439 9,490
I Class 5,270 8,454
Distributions reinvested
Investor Class 1,167 1,055
I Class 732 704
Shares redeemed
Investor Class (12,054) (8,587)
I Class (7,339) (6,963)
Increase (decrease) in shares outstanding (785) 4,153

T. ROWE PRICE California Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California
Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds. The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class) and the California
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE California Tax-Free Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE California Tax-Free Bond Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE California Tax-Free Bond Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE California Tax-Free Bond Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $178,205,000 and $177,695,000, respectively, for the year ended
February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE California Tax-Free Bond Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 10 $ 60
Tax-exempt income 26,924 25,608
Total distributions $ 26,934 $ 25,668
($000s)
Cost of investments $ 768,132
Unrealized appreciation $ 20,580
Unrealized depreciation (8,027)
Net unrealized appreciation (depreciation) $ 12,553

T. ROWE PRICE California Tax-Free Bond Fund

At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
($000s)
Undistributed ordinary income $ 104
Undistributed tax-exempt income 373
Net unrealized appreciation (depreciation) 12,553
Loss carryforwards and deferrals (22,042)
Total distributable earnings (loss) $ (9,012)

T. ROWE PRICE California Tax-Free Bond Fund

During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $88,000 remain subject to repayment by the fund at
February 28, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE California Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $182,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $(42)

T. ROWE PRICE California Tax-Free Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE California Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price California Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price California Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE California Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $26,829,000 which qualified as exempt-interest dividends for Federal and California state purposes.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F80-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026